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                                                           OMB APPROVAL
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                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: February 28, 1997
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...24.60
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended December 31, 2001.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
--------------------------------------------------------------------------------
Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 8th day of February, 2002.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

               Form 13F

Page 1  of 1                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
--------------------------------------------------------------------------------------------------------------------------
ALCOA INC                    COM            13817101         3,523       99,097 sh       Sole           N/A        Sole
AMERICAN EXPRESS CO          COM            25816109         3,537       99,097 sh       Sole           N/A        Sole
AMERICAN INTERNATIONAL G     COM            26874107           415            5 sh       Sole           N/A        Sole
AOL TIME WARNER              COM            00184A105          285            9 sh       Sole           N/A        Sole
AT&T CORP                    COM            1957109          1,798       99,097 sh       Sole           N/A        Sole
BERKSHIRE HATHAWAY          CL A            84670108           227            1 sh       Sole           N/A        Sole
BOEING CO                    COM            97023105         3,843       99,097 sh       Sole           N/A        Sole
CATERPILLAR INC              COM            149123101        5,178       99,097 sh       Sole           N/A        Sole
CISCO SYSTEMS INC            COM            17275R102          264           15 sh       Sole           N/A        Sole
CITIGROUP INC                COM            172967101        5,521       99,107 sh       Sole           N/A        Sole
COCA-COLA COMPANY            COM            191216100        4,908       99,102 sh       Sole           N/A        Sole
DIAMONDS TR               UNIT SER 1        252787106          619        6,203 sh       Sole           N/A        Sole
DUPONT E I DE NEMOURS        COM            263534109        4,213       99,097 sh       Sole           N/A        Sole
EASTMAN KODAK COMPANY        COM            277461109        2,916       99,097 sh       Sole           N/A        Sole
EXXON MOBIL CORPORATION      COM            30231G102        4,428       99,111 sh       Sole           N/A        Sole
GENERAL ELECTRIC CO          COM            369604103        4,766       99,117 sh       Sole           N/A        Sole
GENERAL MOTORS CORP          COM            370442105        4,816       99,097 sh       Sole           N/A        Sole
HEWLETT PACKARD CO           COM            428236103        2,035       99,097 sh       Sole           N/A        Sole
HOME DEPOT                   COM            437076102        5,295       99,102 sh       Sole           N/A        Sole
HONEYWELL INTL INC           COM            438516106        3,351       99,097 sh       Sole           N/A        Sole
INTEL CORP                   COM            458140100        3,538       99,110 sh       Sole           N/A        Sole
IBM CORPORATION              COM            459200101       12,410       99,100 sh       Sole           N/A        Sole
INTERNATIONAL PAPER CO       COM            460146103        3,999       99,097 sh       Sole           N/A        Sole
JOHNSON & JOHNSON            COM            478160104        6,217       99,103 sh       Sole           N/A        Sole
MCDONALD'S CORP              COM            580135101        2,623       99,097 sh       Sole           N/A        Sole
MERCK & CO                   COM            589331107        6,094       99,101 sh       Sole           N/A        Sole
MICROSOFT CORP               COM            594918104        7,277       99,108 sh       Sole           N/A        Sole
MINNESOTA MNG & MFG CO       COM            604059105       11,714       99,097 sh       Sole           N/A        Sole
MORGAN J.P. & COMPANY        COM            616880100        3,602       99,097 sh       Sole           N/A        Sole
ORACLE CORP                  COM            68389X105          154           11 sh       Sole           N/A        Sole
PFIZER INC.                  COM            717081103          500           12 sh       Sole           N/A        Sole
PHILIP MORRIS COS INC        COM            718154107        4,546       99,097 sh       Sole           N/A        Sole
PROCTER & GAMBLE CO          COM            742718109        8,049       99,100 sh       Sole           N/A        Sole
ROYAL DUTCH PETRO            COM            780257804          208            4 sh       Sole           N/A        Sole
SBC COMMUNICATIONS INC.      COM            78387G103        4,144       99,104 sh       Sole           N/A        Sole
TYCO INTERNATIONAL LTD       COM            902124106          234            4 sh       Sole           N/A        Sole
UNITED TECHNOLOGIES CORP     COM            913017109        6,405       99,097 sh       Sole           N/A        Sole
VERIZON COMMUNICATIONS       COM            92343V104          256            5 sh       Sole           N/A        Sole
WAL-MART STORES INC          COM            931142103        6,212       99,106 sh       Sole           N/A        Sole
WALT DISNEY CO           COM Disney         254687106        2,053       99,097 sh       Sole           N/A        Sole

                                                           152,173
                                                           ========






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